Subsequent events (Details) ¥ / shares in Units, ¥ in Millions				13 Months Ended
	Jan. 27, 2021 CNY (¥)	Jan. 21, 2021 ¥ / shares shares	Nov. 20, 2018 $ / shares shares	Aug. 31, 2020 shares	Jan. 31, 2021 CNY (¥)	Sep. 03, 2018 CNY (¥)
Subsequent Event [Line Items]
Number of shares issued | shares				80,000
Class A ordinary shares
Subsequent Event [Line Items]
Number of shares issued | shares			10,400,000
Share price per ADS | $ / shares			$ 7.80
Subsequent events | Class A ordinary shares
Subsequent Event [Line Items]
Number of shares issued | shares		16
Share price per ADS | ¥ / shares		¥ 4.25
Fat Magpie (Beijing) technology Co., Ltd. ("Fat Magpie") | Subsequent events
Subsequent Event [Line Items]
Consideration for disposal of equity investments without readily determinable fair values | ¥	¥ 5.4
Shanghai Three Drivers Culture Media Co Limited [Member]
Subsequent Event [Line Items]
Investment in cash | ¥						¥ 4.0
Equity Method Investment, Ownership Percentage						40.00%
Shanghai Three Drivers Culture Media Co Limited [Member] | Subsequent events
Subsequent Event [Line Items]
Investment in cash | ¥					¥ 2.3
Percentage of additional equity interest					9
Equity Method Investment, Ownership Percentage					49.00%